Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
6/30/2022			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	4,664	4	20,960	—	25,628

Current assets	3,937	—	20,960	—	24,897

Cash and cash equivalents	—	—	12,539	—	12,539

Other financial assets	3,937	—	2,048	—	5,985	—	3,937	—	3,937
Derivative financial instruments	3,937	—	—	—	3,937	—	3,937	—	3,937
Restricted cash	—	—	2,048	—	2,048	—	—	—	—

Trade receivables, net	—	—	6,373	—	6,373

Non-current assets	727	4	—	—	731

Other financial assets	727	4	—	—	731	4	727	—	731
Derivative financial instruments	727	—	—	—	727	—	727	—	727
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	—	—	—	27,370	30,352

Current liabilities	—	—	—	17,529	18,362

Trade payables	—	—	—	2,821	2,821

Other financial liabilities	—	—	—	14,708	15,541	—	—	14,493	14,493
Current portion of long-term debt	—	—	—	14,708	14,708	—	—	14,493	14,493
Lease liability	—	—	—	—	833	—	—	—	n/a

Non-current liabilities	—	—	—	9,841	11,990

Other financial liabilities	—	—	—	9,841	11,990	—	—	9,029	9,029
Long-term debt	—	—	—	9,841	9,841	—	—	9,029	9,029
Lease liability	—	—	—	—	2,133	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a

	Carrying amount					Fair Value
(€ in thousands)			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2021			cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	—	31,660

Current assets	13,525	—	18,131	—	31,656

Cash and cash equivalents	—	—	7,027	—	7,027

Other financial assets	13,525	—	4,997	—	18,522	10,699	2,826	—	13,525
Bond funds	10,699	—	—	—	10,699	10,699	—	—	10,699
Term deposit	—	—	2,655	—	2,655	—	—	—	—
Restricted cash	—	—	2,342		2,342	—	—	—	—
Derivative financial instruments	2,826	—	—	—	2,826	—	2,826	—	2,826

Trade receivables, net	—	—	6,107	—	6,107

Non-current assets	—	4	—	—	4

Other financial assets	—	4	—	—	4	4	—	—	4
Equity securities	—	4	—	—	4	4	—	—	4

Total liabilities	516	—	—	26,672	30,414

Current liabilities	—	—	—	16,879	17,476

Trade payables	—	—	—	2,594	2,594

Other financial liabilities	—	—	—	14,285	14,882	—	—	15,362	15,362
Current portion of long-term debt	—	—	—	14,285	14,285	—	—	15,362	15,362
Lease liability	—	—	—	—	597	—	—	—	n/a

Non-current liabilities	516	—	—	9,793	12,938

Other financial liabilities	516	—	—	9,793	12,938	—	516	13,826	14,342
Derivative financial instruments	516	—	—	—	516	—	516	—	516
Long-term debt	—	—	—	9,793	9,793	—	—	13,826	13,826
Lease liability	—	—	—	—	2,613	—	—	—	n/a
Security deposit	—	—	—	—	16	—	—	—	n/a